Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

For the year ended December 31	Note	2025	2024
Provisions	27	298	288
Long-term disability benefits obligation		266	271
Derivative liabilities	30	639	863
Other		262	224
Total other non-current liabilities		1,465	1,646